Supplemental Consolidated Statements of Income Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Research and development costs	¥ 458,518	¥ 447,456	¥ 468,183
Advertising costs included in selling general and administrative expenses	407,106	363,815	391,326
Shipping and handling costs	¥ 46,252	¥ 42,195	¥ 50,803